Deferred Share Units	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
Deferred Share Units
Deferred Share Units

11. Deferred Share Units

Effective April 21, 2020, the Board of Directors approved a Deferred Share Unit (“DSU”) Plan to grant DSUs to its directors. The DSU Plan permits the eligible directors to defer receipt of all or a portion of their retainer or compensation until termination of their services and to receive such fees in the form of cash at that time.

Upon vesting of the DSUs or termination of service as a director, the director will be able to redeem DSUs based upon the then market price of the Company’s Common Share on the date of redemption in exchange for cash.

The following table summarizes the DSU activity during the three months ended March 31, 2023 and 2022:

		Weighted
		average
		grant date
		fair value
	Number of	per share
	shares	(C$)

Unvested as at December 31, 2021	5,625,000	$1.03
Vested (ii)	(625,000)	1.03
Unvested as at March 31, 2022	5,000,000	$1.03

Unvested as at December 31 2022 and March 31, 2023	2,710,000	$1.00

(i)	On March 31, 2022, the Board approved the early vesting of 625,000 DSUs for one of the Company’s Directors.

14. Deferred share units

Effective April 21, 2020, the Board of Directors approved a Deferred Share Unit (“DSU”) Plan to grant DSUs to its directors. The DSU Plan permits the eligible directors to defer receipt of all or a portion of their retainer or compensation until termination of their services and to receive such fees in the form of cash at that time.

Upon vesting of the DSUs or termination of service as a director, the director will be able to redeem DSUs based upon the then market price of the Company’s common share on the date of redemption in exchange for cash.

Bunker Hill Mining Corp.

Notes to Consolidated Financial Statements

Years Ended December 31, 2022 and December 31, 2021

(Expressed in United States Dollars)

The following table summarizes the DSU activity during the years ended December 31, 2022 and 2021:

		Weighted
		average
		grant date
		fair value
	Number of	per share
	shares	(C$)

Unvested as at December 31, 2020	7,500,000	$1.03
Vested	(1,875,000)	1.03
Unvested as at December 31, 2021	5,625,000	$1.03
Granted (i)	210,000	0.20
Vested (ii)(iii)	(3,125,000)	1.03
Unvested as at December 31, 2022	2,710,000	$1.00

(i)	On April 21, 2020, the Company granted 7,500,000 DSUs. The DSUs vest in one fourth increments upon each anniversary of the grant date and expire in 5 years. On July 1, 2022 the Company granted 210,000 DSU’s, these DSU’s vest after 12 months of the issuance date. During the year ended December 31, 2022, and 2021 the Company recognized recovery of $282,967 and expense of $421,284, respectively, in stock-based compensation related to the DSUs, which is included in operation and administration expenses on the consolidated statements of income (loss) and comprehensive income (loss), as DSU’s were settled in cash during the year ended December 31, 2022. Upon redemption of the 2,500,000 DSUs (see (iii)) the fair value of the remaining DSU liability at December, 2022 was $573,742.

(ii)	On March 31, 2022, the Board approved the early vesting of 625,000 DSUs for one of the Company’s Directors.

(iii)	During the year ended December 31, 2022, the director redeemed 2,500,000 DSUs for C$750,000, and elected to use net proceeds to subscribe for 375,000 units in the Company’s April 2022 special warrant issuance at C$0.30 per unit, with the balance of the redeemed amount payable in cash after applicable withholding tax deductions. The DSU’s were therefore all accelerated to vest.